Other financial assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other financial assets

15. Other financial assets

	2017 $m	2016 $m
Equity securities available-for-sale
Quoted equity shares	10	14
Unquoted equity shares	117	142

	127	156

Loans and receivables
Trade deposits and loans	43	43
Restricted funds	32	31
Bank accounts pledged as security	42	38

	117	112

Total other financial assets	244	268

Analysed as:
Current	16	20
Non-current	228	248

	244	268

Equity securities available-for-sale are measured at fair value (see note 23) and loans and receivables are held at amortised cost.

Equity securities available-for-sale were denominated in the following currencies: US dollars $93m (2016: $121m), Hong Kong dollars $25m (2016: $24m) and other currencies $9m (2016: $11m). Unlisted equity shares are mainly investments in entities that own hotels which the Group manages. Dividend income from available-for-sale equity securities of $10m (2016: $7m) is reported as ‘other operating income and expenses’ in the Group income statement.

On 13 December 2017, the sale of Avendra, LLC (Avendra) to Aramark Services, Inc., resulted in the Group receiving cash proceeds of $75m from its 6.29% interest in Avendra and the recording of a $73m exceptional gain in the Group income statement (see note 5). Prior to the sale, the Group’s investment in Avendra was included in unquoted equity securities available-for-sale. Avendra is a North American hospitality procurement services provider.

Trade deposits and loans include deposits of $66m made to a hotel owner in connection with a portfolio of management contracts. The deposits are non-interest-bearing and repayable at the end of the management contract terms, and are therefore held at a discounted value of $28m (2016: $19m); the discount unwinds to the income statement within ‘financial income’ over the period to repayment.

Restricted funds comprise cash ring-fenced to satisfy insurance claims.

The bank accounts pledged as security (£31m) are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note 25).

The movement in the provision for impairment of other financial assets during the year is as follows:

	2017 $m	2016 $m
At 1 January	(22)	(28)
Disposals	4	6
At 31 December	(18)	(22)

The provision is used to record impairment losses unless the Group is satisfied that no recovery of the amount is possible; at that point the amount considered irrecoverable is either written off directly to the income statement or, if previously provided, against the financial asset with no impact on the income statement.